Share-Based Payments - Schedule of Share Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Option Agreement [Member]
Share-Based Payments - Schedule of Share Options Outstanding (Details) [Line Items]
Number of options	887,002	887,002
Share Option Agreement [Member] | Exercise period [Member]
Share-Based Payments - Schedule of Share Options Outstanding (Details) [Line Items]
Exercise period	July 12, 2021 – January 12, 2025
Number of options	295,667	295,667
Exercise price (in Dollars per share)	$ 8.46
Share Option Agreement [Member] | Exercise period [Member]
Share-Based Payments - Schedule of Share Options Outstanding (Details) [Line Items]
Exercise period	January 12, 2022 – January 12, 2025
Number of options	295,667	295,667
Exercise price (in Dollars per share)	$ 8.46
Share Option Agreement [Member] | Exercise period [Member]
Share-Based Payments - Schedule of Share Options Outstanding (Details) [Line Items]
Exercise period	July 12, 2022 – January 12, 2025
Number of options	147,834	147,834
Exercise price (in Dollars per share)	$ 8.46
Share Option Agreement [Member] | Exercise period [Member]
Share-Based Payments - Schedule of Share Options Outstanding (Details) [Line Items]
Exercise period	January 12, 2023 – January 12, 2025
Number of options	147,834	147,834
Exercise price (in Dollars per share)	$ 8.46
2020 ESOP Plan [Member]
Share-Based Payments - Schedule of Share Options Outstanding (Details) [Line Items]
Number of options	1,125,334	1,125,334
Number of restricted shares		101,666
2020 ESOP Plan [Member] | Exercise period [Member]
Share-Based Payments - Schedule of Share Options Outstanding (Details) [Line Items]
Exercise period	October 1, 2021 – October 30, 2030
Number of options	562,666	562,666
Exercise price (in Dollars per share)	$ 0.01
Number of restricted shares		50,832
2020 ESOP Plan [Member] | Exercise period [Member]
Share-Based Payments - Schedule of Share Options Outstanding (Details) [Line Items]
Exercise period	October 1, 2022 – October 30, 2030
Number of options	337,600	337,600
Exercise price (in Dollars per share)	$ 0.01
Number of restricted shares		30,500
2020 ESOP Plan [Member] | Exercise period [Member]
Share-Based Payments - Schedule of Share Options Outstanding (Details) [Line Items]
Exercise period	October 1, 2023 – October 30, 2030
Number of options	112,534	112,534
Exercise price (in Dollars per share)	$ 0.01
Number of restricted shares		10,167
2020 ESOP Plan [Member] | Exercise period [Member]
Share-Based Payments - Schedule of Share Options Outstanding (Details) [Line Items]
Exercise period	October 1, 2024 – October 30, 2030
Number of options	112,534	112,534
Exercise price (in Dollars per share)	$ 0.01
Number of restricted shares		10,167